Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
5.
Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
BCA	1,554,046	—
Brand names	321,000	321,000
NCC	79,141	—
Technology/platform	31,600	—
Total	1,985,787	321,000
Less: accumulated amortization	(1,722,259)	(124,372)
Less: accumulated impairment loss	(206,925)	(185,975)
Intangible assets, net	56,603	10,653

Amortization expenses related to intangible assets were RMB274,019, RMB214,028 and RMB45,950 for the years ended December 31, 2023, 2024 and 2025, respectively. The Group expects to record amortization expenses of RMB3,114, RMB3,114, RMB3,114 and RMB1,311 for the years ending December 31, 2026, 2027, 2028 and 2029 respectively.